Related party transactions - Other (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schlosserei und Metallbau Ederer, Dießen
Related parties
Acquired goods	€ 15	€ 15	€ 38
Office space Augsburg, Germany | Franz Industriebeteiligungen AG, Augsburg
Related parties
Rent expense		2	2	€ 2
Use of paintings in administrative building | Schlosserei und Metallbau Ederer, Dießen
Related parties
Rent expense		€ 2	€ 2	€ 2